COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
12.  COMMITMENTS AND CONTINGENCIES

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates.  These financial instruments include commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the statements of financial condition.  The contract or notional amounts of those instruments reflect the extent of the Company's involvement in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

With the exception of letters of credit, the Company does not require collateral or other security to support financial instruments with credit risk, unless noted otherwise.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company has approved lines of credit unused but accessible to borrowers totaling $13.0 million and $12.5 million, at September 30, 2011 and 2010, respectively.

At September 30, 2011 and 2010, the Company had $4.0 million and $5.2 million in outstanding commitments to fund loans. There were $1.1 million and $1.3 million in outstanding commitments to sell loans at September 30, 2011 and 2010, respectively. There were no outstanding commercial letters of credit or commitments to purchase or sell investment securities at September 30, 2011 or 2010.

The Bank also has, in the normal course of business, commitments for services and supplies.  Management does not anticipate any losses on any of these commitments.